Equity - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 AUD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Apr. 30, 2023 shares	Mar. 31, 2022 shares	Jun. 30, 2020 shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $			$ 88,635	$ 209	$ 106,268
Fully-paid ordinary shares						77,083,607
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)		15,027,327
Warrant exercise price (in dollars per share) | $ / shares		$ 2.88
Warrant exercise term	7 years	7 years
Share price, minimum consecutive day		45 days
Warrants | Bottom of range
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants (in aud per share) | $ / shares	4.32	4.32
Private Placement of Shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 2.30
Proceeds from issue of shares	$ 110,000	$ 138.0
Fully-paid ordinary shares							60,109,290
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)			814,204,825	650,454,551	648,696,070			583,949,612